Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net loss	$ (439)	$ (97)	$ (260)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	186	197	194
Deferred income taxes	18	131	(59)
Amortization and write-off of deferred financing costs and discount on unsecured notes	18	30	29
Loss (gain) on the early extinguishment of debt	36	0	(75)
De-designation of interest rate hedge	17	0	0
Equity in earnings of unconsolidated entities	(26)	(30)	(24)
Other adjustments to net loss	12	20	43
Net change in assets and liabilities, excluding the impact of acquisitions and dispositions:
Trade receivables	(6)	(9)	40
Relocation receivables and advances	8	(27)	442
Relocation properties held for sale	9	43	22
Other assets	3	(6)	19
Accounts payable, accrued expenses and other liabilities	(23)	30	26
Due (to) from former parent	(23)	(403)	(48)
Other, net	18	3	(8)
Net cash (used in) provided by operating activities	(192)	(118)	341
Investing Activities
Property and equipment additions	(49)	(49)	(40)
Net assets acquired (net of cash acquired) and acquisition-related payments	(6)	(17)	(5)
Net proceeds from sale of assets	0	5	0
Proceeds from (purchases of) certificates of deposits, net	5	(9)	0
Change in restricted cash	6	0	(2)
Other, net	(5)	0	0
Net cash used in investing activities	(49)	(70)	(47)
Financing Activities
Net change in revolving credit facilities	145	142	(515)
Proceeds from issuance of First and a Half Lien Notes	700	0	0
Proceeds from term loan extension	98	0	0
Proceeds from issuance of Second Lien Loans	0	0	500
Repayments of term loan credit facility	(706)	(32)	(32)
Repayment of prior securitization obligations	(299)	0	0
Proceeds from new securitization obligations	295	0	0
Net change in securitization obligations	0	27	(410)
Debt issuance costs	(35)	0	(11)
Other, net	(6)	(13)	(11)
Net cash provided by (used in) financing activities	192	124	(479)
Effect of changes in exchange rates on cash and cash equivalents	0	1	3
Net decrease in cash and cash equivalents	(49)	(63)	(182)
Cash and cash equivalents, beginning of period	192	255	437
Cash and cash equivalents, end of period	143	192	255
Supplemental Disclosure of Cash Flow Information
Interest payments (including securitization interest expense)	608	550	487
Income tax payments, net	$ 3	$ 7	$ 6